Going Concern (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents, at carrying value	$ 300
Current liabilities	17,583,270	$ 18,443,143	$ 14,134,595
Cash and Cash Equivalent	$ 321	$ 3,402	$ 2,838